Long Term Loan	12 Months Ended
Dec. 31, 2011
Long Term Loan
Long Term Loan
NOTE 10:-	LONG TERM LOAN

a.
On June 21, 2011, the Company entered into a Loan & Security Agreement (the "Agreement"), with Silicon Valley Bank ("SVB"), whereby SVB provided a $ 30,000 credit line for the financing the acquisition of Wavion. The Company fully utilized the credit line on November 18, 2011.

As part of the transaction, the Company pledged all of its assets under a floating charge, and created a fixed charge on its Intellectual Property ("IP") rights and receivables (. The Agreement with SVB contains various provisions related to compliance with financial covenants, restrictive covenants, including negative pledges, and other commitments , typically contained in facility agreements of this type. The credit line consist of Facility A ($25,000) and Facility B ($5,000).

Facility A will be repaid in thirty six (36) equal monthly installments starting March 1st, 2012. Interest rate applicable to Facility A is LIBOR for three months plus 4.75%, payable monthly starting December 1, 2011. Facility B will be repaid in one (1) installment after thirty six (36) months following first repayment of Facility A of the credit line. Interest rate applicable to Facility B is LIBOR for three months plus 4.50%, payable monthly starting December 1, 2011.

The Agreement was amended on January 31, 2012 with effective date as of December 31, 2011 to reflect certain changes to the Agreement (for example, changing the financial covenants). As of December 31, 2011, the Company was in full compliance with the covenants of the amended Agreement.

As of April 1, 2012 the Company was in breach of certain financial covenants set forth in the Long Term Loan but on April 25, 2012, it reached a general agreement with SVB for the grant of a temporary forbearance of the breached covenants and a modification of the terms of the Long Term Loan, which terms include (i) an increase of the interest rate applicable to Facility A and Facility B to LIBOR for three months plus 5.85% and (ii) the early repayment of $5,000 and $2,222 as of April 30, 2012 and July 1, 2012, respectively, of principal on the Long Term Loan.

b.	As of December 31, 2011, the aggregate annual maturities according to the loan agreement are as follows:

Year ended December 31,	Repayment amount
2012 (current maturities)	$12,813
2013	5,625
2014	5,625
2015	5,937

Total	$30,000

c.	In respect of the loan provided, the Company is required to meet certain financial covenants which includes non-gaap adjusted profit/loss, quick asset ratio and account receivable levels.